Cover	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity File Number	000-55882
Entity Registrant Name	ANDOVER NATIONAL CORPORATION
Entity Central Index Key	0001712543
Entity Tax Identification Number	83-2216345
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Avenue of the Americas
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131-2185
City Area Code	786
Local Phone Number	871-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false